Limited Term Tax-Exempt Bond Fund of America® The Tax-Exempt Bond Fund of America® Prospectus Supplement (for prospectus dated October 1, 2016)

1.      The table under the heading “Average annual total returns” in the “Investment results” section of the Limited Term Tax-Exempt Bond Fund of America summary portion of the prospectus is amended in its entirety to read as follows:

Average annual total returns For the periods ended December 31, 2015 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	10/6/1993	–1.12%	2.62%	3.15%	4.02%
− After taxes on distributions		–1.12	2.62	3.15	N/A
− After taxes on distributions and sale of fund shares		0.36	2.62	3.10	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–4.28%	2.07%	2.84%	3.58%
C	3/15/2001	–0.37	2.38	2.64	3.02
F-1	3/15/2001	1.30	3.07	3.36	3.52
F-2	8/18/2008	1.54	3.34	N/A	3.66

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Bloomberg Barclays Municipal Short-Intermediate 1-10 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.20%	3.16%	3.86%	4.38%
Lipper Short-Intermediate Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	0.96	2.31	2.84	3.60
Class A annualized 30-day yield at July 31, 2016: 0.45% (For current yield information, please call American FundsLine® at (800) 325-3590.)

2.      The table under the heading “Average annual total returns” in the “Investment results” section in The Tax-Exempt Bond Fund of America summary portion of the prospectus is amended in its entirety to read as follows:

Average annual total returns For the periods ended December 31, 2015 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	10/3/1979	–0.75%	4.91%	4.00%	6.55%
− After taxes on distributions		–0.75	4.91	4.00	N/A
− After taxes on distributions and sale of fund shares		0.94	4.63	3.94	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–2.64%	4.61%	3.78%	4.63%
C	3/15/2001	1.31	4.89	3.57	4.01
F-1	3/15/2001	2.99	5.59	4.29	4.51
F-2	8/1/2008	3.24	5.86	N/A	5.23

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Bloomberg Barclays Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	3.30%	5.35%	4.72%	N/A
Lipper General & Insured Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	2.98	5.57	4.08	6.41%
Class A annualized 30-day yield at July 31, 2016: 1.29% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Keep this supplement with your prospectus.

Lit. No. MFGEBS-201-1116P Printed in USA CGD/AFD/10039-S57533